Revenue from Contracts with Customers (Details) - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenue from Contracts with Customers
Net sales		kr 64,047	kr 460,735	kr 113,781	kr 802,879
Total liability for expected returns and rebates	kr 46,100		46,100		6,900
USA
Revenue from Contracts with Customers
Net sales	259,239	63,627	444,931	81,590	372,247
Europe
Revenue from Contracts with Customers
Net sales	10,144	420	15,804	3,387	143,955
Asia
Revenue from Contracts with Customers
Net sales				28,804	286,677
South Korea
Revenue from Contracts with Customers
Net sales				28,800
Product sales
Revenue from Contracts with Customers
Net sales	260,631	63,627	447,571	81,590	375,515
TARPEYO | USA
Revenue from Contracts with Customers
Net sales	259,200	63,600	444,900	81,600
Outlicensing of product
Revenue from Contracts with Customers
Net sales				28,804	421,689
Royalty income
Revenue from Contracts with Customers
Net sales	8,752		13,164		2,287
Royalty income | Europe
Revenue from Contracts with Customers
Net sales	kr 8,800	0	kr 13,200	0
Performance of certain regulatory services
Revenue from Contracts with Customers
Net sales		kr 420		kr 3,387	kr 3,387